UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

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FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23439

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ETF Opportunities Trust
(Exact name of registrant as specified in charter)

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8730 Stony Point Parkway,
Suite 205
Richmond, VA 23235
(Address of principal executive offices)

The Corporation Trust Co.,
Corporation Trust Center,
1209 Orange St.,
Wilmington, DE 19801
(Name and address of agent for service)

With Copy to:

Practus, LLP
11300 Tomahawk Creek Parkway,
Suite 310
Leawood, KS 66211

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Registrant’s telephone number, including area code: (804) 267-7400

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Opportunistic Trader ETF

ITEM 1.(a).    Reports to Stockholders.

SEMI-ANNUAL SHAREHOLDER REPORT JUNE 30, 2026
OPPORTUNISTIC TRADER ETF
TICKER: WZRD (Listed on the Cboe BZX Exchange, Inc.)

This semi-annual shareholder report contains important information about the Opportunistic Trader ETF for the period of January 1, 2026 to June 30, 2026.
You can ﬁnd additional information about the Fund at opportunistictraderetf.com. You can also contact us at (855) 994-4773.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opportunistic Trader ETF	$28	0.99%[1]

1 Annualized.

Key Fund Statistics

(as of June 30, 2026)
Fund Net Assets	$976,250
Number of Holdings	14
Total Net Advisory Fee	$32,054
Portfolio Turnover Rate	275,611%

What did the Fund invest in?

(% of Net Assets as of June 30, 2026)

Portfolio Composition
Options Purchased	165.35%
Exchange Traded Funds	0.66%
Options Written	-200.07%

Top 10 Holdings
QQQ US 07/08/26 C731	75.90%
QQQ US 07/07/26 C727	46.68%
MU US 07/02/26 C1130	19.99%
QQQ US 07/01/26 C738	12.55%
NVDA US 07/01/26 C197.5	5.74%
SPXW US 07/01/26 C7520	2.75%
QQQ US 07/01/26 C746	1.74%
US Treasury 3 Month Bill ETF	0.66%
SPXW US 07/01/26 C7500	-5.74%
QQQ US 07/01/26 C741	-13.21%

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit opportunistictraderetf.com.

Opportunistic Trader ETF Tailored Shareholder Report

ITEM 1.(b).    Not applicable.

ITEM 2.       CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.       AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.       PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.       AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 6.       INVESTMENTS.

(a)      The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)      Not applicable.

ITEM 7.        FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

OPPORTUNISTIC TRADER ETF

FINANCIAL STATEMENTS

AND OTHER INFORMATION

Six Months Ended June 30, 2026 (unaudited)

OPPORTUNISTIC TRADER ETF
Schedule of Investments	June 30, 2026 (unaudited)
		Shares	Value
0.66%	EXCHANGE TRADED FUNDS

0.66%	TREASURY FUNDS
	US Treasury 3 Month Bill ETF	130	$6,482
0.66%	TOTAL EXCHANGE TRADED FUNDS		6,482
	(Cost: $6,491)
165.35%	OPTIONS PURCHASED(A)(B)
	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
165.35%	CALL OPTIONS
	Micron Technology, Inc.	40	$4,617,160	$1,130.00	07/02/2026	$195,200
	Nvidia Corp.	175	3,501,575	197.50	07/01/2026	56,000
	Invesco QQQ Trust Series	500	36,820,000	738.00	07/01/2026	122,500
	Invesco QQQ Trust Series	500	36,820,000	746.00	07/01/2026	17,000
	Invesco QQQ Trust Series	300	22,092,000	727.00	07/07/2026	455,700
	Invesco QQQ Trust Series	600	44,184,000	731.00	07/08/2026	741,000
	S&P 500® Index	40	29,997,440	7,520.00	07/01/2026	26,800
	TOTAL CALL OPTIONS					1,614,200
	(Cost: $1,461,167)

165.35%	TOTAL OPTIONS PURCHASED					1,614,200
	(Cost: $1,461,167)

166.01%	TOTAL INVESTMENTS					1,620,682
	(Cost: $1,467,658)
(66.01%)	Liabilities in excess of other assets					(644,432)
100.00%	NET ASSETS					$976,250

(A)    Non-income producing.

(B)    All or a portion of the security is held as collateral for options written.

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  JUNE 30, 2026

OPPORTUNISTIC TRADER ETF
Schedule of Options Written	June 30, 2026 (unaudited)
(200.07%)	OPTIONS WRITTEN(A)
	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
(200.07%)	CALL OPTIONS
	Micron Technology, Inc.	40	$(4,617,160)	$1,110.00	07/02/2026	$(248,000)
	Nvidia Corp.	175	(3,501,575)	192.50	07/01/2026	(133,875)
	Invesco QQQ Trust Series	1,000	(73,640,000)	741.00	07/01/2026	(129,000)
	Invesco QQQ Trust Series	300	(22,092,000)	724.00	07/07/2026	(523,500)
	Invesco QQQ Trust Series	600	(44,184,000)	728.00	07/08/2026	(862,800)
	S&P 500® Index	40	(29,997,440)	7,500.00	07/01/2026	(56,000)
	TOTAL CALL OPTIONS					(1,953,175)
	(Premiums Received: $1,735,746)

(200.07%)	TOTAL OPTIONS WRITTEN					$(1,953,175)
	(Premiums Received: $1,735,746)

(A)    Non-income producing.

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  JUNE 30, 2026

OPPORTUNISTIC TRADER ETF
Statement of Assets and Liabilities	June 30, 2026 (unaudited)
ASSETS
Investments at value(1) (Note 1)	$1,620,682
Cash at brokers	1,010,424
Cash	345,321
Receivable for capital stock sold	31,400
TOTAL ASSETS	3,007,827
LIABILITIES
Options written at value(2) (Note 1)	1,953,175
Payable for securities purchased	76,688
Accrued advisory fees	1,714
TOTAL LIABILITIES	2,031,577
NET ASSETS	$976,250
Net Assets Consist of:
Paid-in capital	$11,690,957
Distributable earnings (accumulated deficits)	(10,714,707)
Net Assets	$976,250
NET ASSET VALUE PER SHARE
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	22,000
Net Asset Value and Offering Price Per Share	$44.38

(1) Identified cost of:	$1,467,658
(2) Premiums received of:	$1,735,746

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  JUNE 30, 2026

OPPORTUNISTIC TRADER ETF
Statement of Operations	Six Months Ended June 30, 2026 (unaudited)
INVESTMENT INCOME
Interest	$97,578
Total investment income	97,578
EXPENSES
Investment advisory fees (Note 2)	32,054
Net expenses	32,054
Net investment income (loss)	65,524
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments(1)	(769,237)
Net realized gain (loss) on options purchased	(24,308,515)
Net realized gain (loss) on options written	16,148,684
Net realized gain (loss) on short positions	(538,104)
Total net realized gain (loss) on investments, options purchased, options written and short positions	(9,467,172)

Net change in unrealized appreciation (depreciation) of investments	(1,659)
Net change in unrealized appreciation (depreciation) of options purchased	376,794
Net change in unrealized appreciation (depreciation) of options written	(280,492)
Total net change in unrealized appreciation (depreciation) of investments, options purchased and options written	94,643

Net realized and unrealized gain (loss)	(9,372,529)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(9,307,005)

(1)   Includes realized gains (losses) as a result of in-kind transactions (Note 3).

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  JUNE 30, 2026

OPPORTUNISTIC TRADER ETF
Statements of Changes in Net Assets
	Six Months Ended June 30, 2026 (unaudited)	Period Ended December 31, 2025*
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
Net investment income (loss)	$65,524	$165,310
Net realized gain (loss) on investments, options purchased, options written and short positions	(9,467,172)	(1,238,240)
Net change in unrealized appreciation (depreciation) of investments, options purchased and options written	94,643	(159,048)
Increase (decrease) in net assets from operations	(9,307,005)	(1,231,978)
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from earnings	—	(190,002)
Decrease in net assets from distributions	—	(190,002)
CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold	3,390,926	28,091,381
Shares redeemed	(8,283,302)	(11,493,770)
Increase (decrease) in net assets from capital stock transactions	(4,892,376)	16,597,611
NET ASSETS
Increase (decrease) during period	(14,199,381)	15,175,631
Beginning of period	15,175,631	—
End of period	$976,250	$15,175,631

*   The Fund commenced operations on June 25, 2025.

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  JUNE 30, 2026

OPPORTUNISTIC TRADER ETF
Financial Highlights	Selected Per Share Data Throughout Each Period
	Six Months Ended June 30, 2026(6) (unaudited)	Period Ended December 31, 2025(1)(6)
Net asset value, beginning of period	$339.75	$375.00
Investment activities
Net investment income (loss)(2)	2.25	3.41
Net realized and unrealized gain (loss)	(297.62)	(34.41)
Total from investment activities	(295.37)	(31.00)
Distributions
Net investment income	—	(3.70)
Return of capital	—	(0.55)
Total distributions	—	(4.25)
Net asset value, end of period	$44.38	$339.75

Total Return(3)	(86.94%)	(8.26%)
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses	0.99%	0.99%
Net investment income (loss)	2.02%	1.74%
Portfolio turnover rate(5)	275,611%	27,916%
Net assets, end of period (000s)	$976	$15,176

(1)   The Fund commenced operations on June 25, 2025.

(2)   Per share amounts calculated using the average shares outstanding during the period.

(3)   Total return is for the period indicated and has not been annualized.

(4)   Ratios to average net assets have been annualized.

(5)   Portfolio turnover rate is for the period indicated, excludes the effect of securities received or delivered from processing in-kind creations or redemptions, and has not been annualized.

(6)   On August 31, 2026, the Fund effected a 1-for-15 reverse stock split. All historical per share information has been retroactively adjusted to reflect this stock split (Note 5 and Note 7).

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  JUNE 30, 2026

OPPORTUNISTIC TRADER ETF
Notes to Financial Statements	June 30, 2026 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Opportunistic Trader ETF (the “Fund”) is a non-diversified series of ETF Opportunities Trust, a Delaware statutory trust (the “Trust”) which was organized on March 18, 2019 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The offering of the Fund’s shares is registered under the Securities Act of 1933, as amended. The Fund commenced operations on June 25, 2025.

The Fund’s investment objective is to seek total return.

The Fund is deemed to be an individual operating and reporting segment and is not part of a consolidated reporting entity. The objective and strategy, as outlined in the Fund’s prospectus under the heading “Principal Investment Strategies”, are used by Tuttle Capital Management, LLC (the “Advisor”) to make investment decisions, and the results of the Fund’s operations, as shown in its Statement of Operations and Financial Highlights, are the information utilized for the day-to-day management of the Fund. Due to the significance of oversight and its role in the Fund’s management, the Advisor’s portfolio manager is deemed to be the Chief Operating Decision Maker.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

Security Valuation

The Fund records its investments at fair value. Generally, the Fund’s domestic securities (including underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges) are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale are valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith under procedures approved by the Trust’s Board of Trustees (the “Board”). Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of

FINANCIAL STATEMENTS  |  JUNE 30, 2026

OPPORTUNISTIC TRADER ETF
Notes to Financial Statements - continued	June 30, 2026 (unaudited)

the valuation of the Fund’s assets to the Advisor as the Valuation Designee pursuant to the Fund’s policies and procedures. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally are valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market. Exchange traded options are valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the exchange on which such options are traded.

The Fund has a policy that contemplates the use of fair value pricing to determine the net asset value (“NAV”) per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded, but prior to the time as of which the Fund’s NAV is calculated, that is likely to have changed the value of the security.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

FINANCIAL STATEMENTS  |  JUNE 30, 2026

OPPORTUNISTIC TRADER ETF
Notes to Financial Statements - continued	June 30, 2026 (unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Fund’s investments as of June 30, 2026:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Exchange Traded Funds	$6,482	$—	$—	$6,482
Options Purchased	1,614,200	—	—	1,614,200
	$1,620,682	$—	$—	$1,620,682
Liabilities
Options Written	$(1,953,175)	$—	$—	$(1,953,175)
	$(1,953,175)	$—	$—	$(1,953,175)

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and sector. The Fund held no Level 3 securities at any time during the six months ended June 30, 2026.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules.

Cash and Cash Equivalents

Cash and cash equivalents, if any, consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the

FINANCIAL STATEMENTS  |  JUNE 30, 2026

OPPORTUNISTIC TRADER ETF
Notes to Financial Statements - continued	June 30, 2026 (unaudited)

financial statements, as well as the reported amounts of investment income and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. During the six months ended June 30, 2026, there were no such reclassifications.

Dividends and Distributions

Dividends from net investment income, if any, are declared and paid at least quarterly by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually. The Fund may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. All distributions are recorded on the ex-dividend date.

Creation Units

The Fund issues and redeems shares to certain institutional investors (typically market makers or other broker-dealers) only in blocks of at least 10,000 shares known as “Creation Units.” Purchasers of Creation Units (“Authorized Participants”) will be required to pay to Citibank, N.A. (the “Custodian”) a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction

FINANCIAL STATEMENTS  |  JUNE 30, 2026

OPPORTUNISTIC TRADER ETF
Notes to Financial Statements - continued	June 30, 2026 (unaudited)

costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the Custodian for each creation order is $250. Authorized Participants wishing to redeem shares will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard Redemption Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the Custodian for each redemption order is $250.

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Fund may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Fund’s principal underwriter (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participation Agreement”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of June 30, 2026:

Creation Unit Shares	Creation Transaction Fee	Value
10,000	$250	$29,600

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A participant agreement may permit the Fund to use such collateral

FINANCIAL STATEMENTS  |  JUNE 30, 2026

OPPORTUNISTIC TRADER ETF
Notes to Financial Statements - continued	June 30, 2026 (unaudited)

to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

Officers and Trustees Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that the risk of loss will be remote.

Derivatives

The Fund derivative investments may include, among other instruments: (i) options; (ii) volatility-linked ETFs; and (iii) volatility-linked exchange-traded notes (“ETNs”). These derivatives will be used to hedge risks associated with the Fund’s other portfolio investments. The Fund may also use derivatives to create income by writing covered call options. In writing covered calls, the Fund sells an option on a security that the Fund owns in exchange for a premium (i.e., income). FLEX Options, whose customized exercise prices and expiration dates allow the Fund to more precisely implement its investment strategy than through what could be achieved through the use of standardized option contracts. Options are subject to equity price risk that arises from the possibility that equity security prices will fluctuate affecting the value of the options. As a result of the Funds’ use of derivatives, each Fund may have economic leverage, which means the sum of the Fund’s investment exposures through its use of derivatives may exceed the amount of assets invested in the Fund, although these exposures may vary over time. The Fund has adopted policies and procedures pursuant to Rule 18f-4 of the Act 1940 relating to the use of derivatives.

FINANCIAL STATEMENTS  |  JUNE 30, 2026

OPPORTUNISTIC TRADER ETF
Notes to Financial Statements - continued	June 30, 2026 (unaudited)

The table below discloses both gross information and net information about instruments and transactions eligible for offset in the Statement of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement held at counterparties.

Assets:

	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Gross Amounts not offset in the Statement of Assets and Liabilities		Net Amount
				Financial Instruments	Collateral Received
Description
Options Purchased	$1,614,200	$—	$1,614,200	$(1,614,200)	$—	$—

Liabilities:

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Gross Amounts not offset in the Statement of Assets and Liabilities		Net Amount
				Financial Instruments	Collateral Pledged
Description
Options Written	$(1,953,175)	$—	$(1,953,175)	$1,614,200	$338,975*	$—

*  The collateral amount shown here is limited to the liability balance. Total collateral balances are shown on the Statement of Assets and Liabilities

Actual cash amounts required at each counterparty are based on the notional amounts or the number of contracts outstanding and may exceed the cash presented in the collateral tables. The master netting agreements allow the clearing brokers to net any collateral held in or on behalf of the Fund or liabilities or payment obligations of the clearing brokers to the Fund against any liabilities or payment obligations of the Fund to the clearing brokers. The Fund may be required to deposit financial collateral (including cash collateral) at the clearing

FINANCIAL STATEMENTS  |  JUNE 30, 2026

OPPORTUNISTIC TRADER ETF
Notes to Financial Statements - continued	June 30, 2026 (unaudited)

brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counter parties. Such requirements are specific to the respective clearing broker or counterparty.

The following are the derivatives, whose underlying risk exposure is equity price risk, were held by the Fund on June 30, 2026.

Derivative	Value Asset Derivatives
Call Options Purchased	$1,614,200	*

Derivative	Value Liability Derivatives
Call Options Written	$(1,953,175	)**

*   Statement of Assets and Liabilities location: Investments at value.

**  Statement of Assets and Liabilities location: Options written at value.

The effect of derivative instruments on the Statement of Operations and whose underlying risk exposure is equity price risk for the six months ended June 30, 2026, is as follows:

	Realized Gain (Loss) on Derivatives*	Change in Unrealized Appreciation (Depreciation) of Derivatives**
Call Options Purchased	$(7,300,004)	$489,054
Put Options Purchased	(17,008,511)	(112,260)
	$(24,308,515)	$376,794

Call Options Written	$1,996,503	$(555,580)
Put Options Written	14,152,181	255,088
	$16,148,684	$(280,492)

*   Statement of Operations location: Net realized gain (loss) on options purchased and options written, respectively.

**  Statement of Operations location: Net change in unrealized appreciation (depreciation) of options purchased and options written, respectively.

FINANCIAL STATEMENTS  |  JUNE 30, 2026

OPPORTUNISTIC TRADER ETF
Notes to Financial Statements - continued	June 30, 2026 (unaudited)

The following indicates the average monthly volume for the period:

Average notional value of:
Options purchased	$323,687,743
Options written	(286,290,764)

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor is responsible for the day-to-day management of the Fund’s investments. The Advisor also: (i) furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund; and (ii) provides guidance and policy direction in connection with its daily management of the Fund’s assets, subject to the authority of the Board. Under the Advisory Agreement, the Advisor assumes and pays, at its own expense and without reimbursement from the Trust, all ordinary expenses of the Fund, except the fee paid to the Advisor pursuant to the Advisory Agreement, distribution fees or expenses under a Rule 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

For its services with respect to the Fund, the Advisor is entitled to receive an annual advisory fee of 0.99%, calculated daily and payable monthly as a percentage of the Fund’s average daily net assets.

The Advisor has retained OT Advisors, LLC (the “Sub-Advisor”), to serve as sub-advisor for the Fund. Pursuant to an Investment Sub-Advisory Agreement between the Advisor and the Sub-Advisor (the “Sub-Advisory Agreement”), the Sub-Advisor furnishes an investment program for the Fund and manages the investment operations and composition of the Fund. For its services, the Sub-Advisor is paid a fee by the Advisor, which is calculated daily and paid monthly, based on the Fund’s average daily net assets, at an annual rate of 0.92%.

FINANCIAL STATEMENTS  |  JUNE 30, 2026

OPPORTUNISTIC TRADER ETF
Notes to Financial Statements - continued	June 30, 2026 (unaudited)

Fund Administrator

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator. As administrator, CFS supervises all aspects of the operations of the Fund except those performed by the Advisor and the Sub-Advisor. For its services, fees to CFS are computed daily based on the average daily net assets of the Fund. The Advisor pays these fees monthly.

Custodian

Citibank, N.A. serves as the Fund’s Custodian pursuant to a Global Custodial and Agency Services Agreement. For its services, Citibank, N.A. is entitled to a fee. The Advisor pays these fees monthly.

Fund Accountant and Transfer Agent

Citi Fund Services, Ohio, Inc. serves as the Fund’s Fund Accountant and Transfer Agent pursuant to a Services Agreement. For its services Citi Fund Services, Ohio, Inc. is entitled to a fee. The Advisor pays these fees monthly.

Distributor

Foreside Fund Services, LLC serves as the Fund’s principal underwriter pursuant to an ETF Distribution Agreement. For its services Foreside Fund Services, LLC is entitled to a fee. The Advisor pays these fees monthly.

Trustees and Officers

Each Trustee who is not an “interested person” of the Trust receives compensation for their services to the Fund. Each Trustee receives an annual retainer fee, paid quarterly. Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. The Advisor pays these costs.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus, LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus, LLP. J. Stephen King, Jr. and Robert J. Rhatigan, each an Assistant Secretary of the Trust, are Partners of Practus, LLP. None of the officers and/or directors of CFS, Mr. Lively, Mr. King or Mr. Rhatigan receives any special compensation from the Trust or the Fund for serving as officers of the Trust.

FINANCIAL STATEMENTS  |  JUNE 30, 2026

OPPORTUNISTIC TRADER ETF
Notes to Financial Statements - continued	June 30, 2026 (unaudited)

The Trust’s Chief Compliance Officer and Assistant Chief Compliance Officer are not compensated directly by the Fund for its service. However, the Assistant Chief Compliance Officer is the Managing Member of Watermark Solutions, LLC (“Watermark”), which provides certain compliance services to the Fund, including the provision of the Chief Compliance Officer and the Assistant Chief Compliance Officer. The Chief Compliance Officer is the Managing Member of Fit Compliance, LLC, which has been retained by Watermark to provide the Chief Compliance Officer’s services. The Advisor pays these fees monthly.

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than in-kind transactions and short-term investments for the six months ended June 30, 2026, were as follows:

Purchases	Sales
$141,787,758	$140,122,984

The above amounts include the following:

Proceeds from short sales	$27,982,490
Payments to close short sales	28,520,593

The costs of purchases and proceeds from the sales of in-kind transactions associated with creations and redemptions for the six months ended June 30, 2026, were as follows:

Purchases	Sales	Realized Losses
$30,872	$248,125	$(9,356)

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The ASU requires public entities, on an annual basis, to provide income tax disclosures, including income taxes paid disaggregated by jurisdiction. This ASU also includes certain other amendments to improve the effectiveness of income tax disclosures. The ASU is effective for annual periods beginning after December 15, 2024. Management has determined that there is no material impact of the ASU on the Fund’s financial statements.

FINANCIAL STATEMENTS  |  JUNE 30, 2026

OPPORTUNISTIC TRADER ETF
Notes to Financial Statements - continued	June 30, 2026 (unaudited)

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The tax character of distributions paid during the six months ended June 30, 2026, and the period ended December 31, 2025, were as follows:

	Six Months Ended June 30, 2026	Period Ended December 31, 2025
Distributions paid from:
Ordinary income	$—	$165,244
Realized gains	—	24,7458
	$—	$190,002

As of June 30, 2026, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

Accumulated undistributed net investment income (loss)	$65,590
Accumulated net realized gain (loss) on investments	(10,715,892)
Net unrealized appreciation (depreciation) of investments	(64,405)
$(10,714,707)

Cost of securities, including written options for federal income tax purposes and the related tax-based net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$(268,088)	$580,799	$(645,204)	$(64,405)

FINANCIAL STATEMENTS  |  JUNE 30, 2026

OPPORTUNISTIC TRADER ETF
Notes to Financial Statements - continued	June 30, 2026 (unaudited)

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of the Fund are listed for trading on the Cboe BZX Exchange (the “Exchange”) and trade at market prices rather than at NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV. The Fund will issue and redeem shares at NAV only in blocks of 10,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

All orders to create Creation Units must be placed with the Fund’s distributor or transfer agent either (1) through the Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the Securities and Exchange Commission (“SEC”), by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participation Agreement”); such parties are collectively referred to as “APs” or “Authorized Participants.” All Fund shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

Shares of beneficial interest transactions for the Fund were:

	Six Months Ended June 30, 2026(1)	Period Ended December 31, 2025(1)
Shares sold	14,000	74,667
Shares redeemed	(36,667)	(30,000)
Net increase (decrease)	(22,667)	(44,667)

(1)   Share amounts for the Fund have been adjusted for a 1-for-15 stock split effective August 31, 2026.

NOTE 6 – RISKS OF INVESTING IN THE FUND

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal

FINANCIAL STATEMENTS  |  JUNE 30, 2026

OPPORTUNISTIC TRADER ETF
Notes to Financial Statements - continued	June 30, 2026 (unaudited)

Deposit Insurance Corporation or any other government agency. A complete description of the principal risks is included in the Fund’s prospectus under the heading “Principal Risks.”

NOTE 7 – SUBSEQUENT EVENTS

On August 10, 2026, the Board of the Trust approved a reverse stock split for the Fund at a split ratio of 1-for-15. The creation unit size for the Fund remains at 10,000 shares per unit.

The reverse stock split was effectuated after the close of trading on August 28, 2026. Shares of the Fund began trading on a split-adjusted basis on August 31, 2026.

All historical per share information has been retroactively adjusted to reflect these stock splits. Set forth below are details regarding the splits:

Date	Rate	Net Asset Value Before Split	Net Asset Value After Split*	Shares Outstanding Before Split	Shares Outstanding After Split
8/28/2026	1-for-10	$0.95	$14.29	650,000	43,333

*  Per-share amounts are rounded independently after giving effect to the reverse stock split.

Management has evaluated all transactions and events subsequent to the date of the Statement of Assets and Liabilities through the date on which these financial statements were issued, and except as noted above, no additional items require disclosure.

FINANCIAL STATEMENTS  |  JUNE 30, 2026

OPPORTUNISTIC TRADER ETF
Supplemental Information (unaudited)

Changes in and disagreements with accountants for open-end management investment companies.

Not applicable.

Proxy disclosures for open-end management investment companies.

Not applicable.

Remuneration paid to Directors, Officers, and others of open-end management investment companies.

Because Opportunistic Trader, LLC (the “Advisor”) has agreed in the Investment Advisory Agreement to cover all operating expenses of the Fund subject to certain exclusions as provided for therein, the Advisor pays the compensation to each Independent Trustee and the Chief Compliance Officer for services to the Fund from the Advisor’s management fees.

Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

FINANCIAL STATEMENTS  |  JUNE 30, 2026

ITEM 8.       CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.       PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.      REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7 which includes remuneration paid to the Trustees and Officers in the Supplemental Information.

ITEM 11.       STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12.      DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 13.      PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 14.       PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable because it is not a closed-end management investment company.

ITEM 15.      SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.      CONTROLS AND PROCEDURES.

(a)      The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b)      There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.       DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 18.      RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.      EXHIBITS.

(a)(1)   Code of Ethics in response to Item 2 of this Form N-CSR — Not applicable.

(a)(2)  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 – Not applicable.

(a)(3)  Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)    Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

(a)(3)(2)   Change in the registrant’s independent public accountant – Not applicable.

(b)      Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: ETF Opportunities Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: September 8, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: September 8, 2026
By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: September 8, 2026

*   Print the name and title of each signing officer under his or her signature.